UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05896

DWS Target Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  04/30
DWS LifeCompass Protect 2017 Fund

Date of fiscal year end:  07/31
DWS Target 2010 Fund
DWS Target 2011 Fund
DWS Target 2012 Fund
DWS Target 2013 Fund
DWS Target 2014 Fund

Date of reporting period:  7/1/10-6/30/11

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05896
Reporting Period: 07/01/2010 - 06/30/2011
DWS Target Fund

========================= A      DWS TARGET 2010 FUND ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= B       DWS TARGET 2011 FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= C       DWS TARGET 2012 FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= D       DWS TARGET 2013 FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= E       DWS TARGET 2014 FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== G DWS LIFECOMPASS PROTECT 2017 FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      DWS Target Fund

By (Signature and Title)  /s/W. Douglas Beck
W. Douglas Beck, Chief Executive Officer and President

Date  8/18/11